Long-Term Debt Long-term Debt (Total Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Cash paid for interest			$ 1,404	$ 963
Change in accrued interest			4,155	(132)
Write-off of deferred loan costs			1,143	0
Amortization of loan costs	254	112	640	540	0
Amortization of note discount and premium	72	0	59	0	0
Other			57	29
Total interest expense			$ 7,458	$ 1,400